Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Gross premiums	$ 44,344	$ 41,408
Premiums ceded to reinsurers	(5,279)	(8,491)
Net premium income	39,065	32,917
Net investment income (loss)	11,624	35,400
Other revenue	11,132	10,591
Total revenue	61,821	78,908
Contract benefits and expenses
Net benefits and claims	35,822	55,235
Commissions, investment and general expenses	16,446	15,340
Other expenses	1,428	1,562
Total contract benefits and expenses	53,696	72,137
Income (loss) before income taxes	8,125	6,771
Income tax (expense) recovery	(1,213)	(1,195)
Income (loss) after income taxes	6,912	5,576
Net income	6,912	5,576
Net income (loss) attributed to:
Non-controlling interests	255	250
Participating policyholders	(448)	(545)
Shareholders and other equity holders	7,105	5,871
Net income	6,912	5,576
Consolidation adjustments [Member]
Revenue
Gross premiums	(1,001)	(1,108)
Premiums ceded to reinsurers	995	1,108
Net premium income	(6)
Net investment income (loss)	(1,125)	(1,073)
Other revenue	(548)	(5,167)
Total revenue	(1,679)	(6,240)
Contract benefits and expenses
Net benefits and claims	877	(3,862)
Commissions, investment and general expenses	(1,436)	(1,396)
Other expenses	1,120	982
Total contract benefits and expenses	(1,679)	(6,240)
Equity in net income (loss) of unconsolidated subsidiaries	(9,742)	(8,908)
Net income	(9,742)	(8,908)
Net income (loss) attributed to:
Participating policyholders	4
Shareholders and other equity holders	(9,746)	(8,908)
Net income	(9,742)	(8,908)
MFC (Guarantor) [Member]
Revenue
Net investment income (loss)	530	542
Other revenue	33	5
Total revenue	563	547
Contract benefits and expenses
Commissions, investment and general expenses	12	17
Other expenses	390	434
Total contract benefits and expenses	402	451
Income (loss) before income taxes	161	96
Income tax (expense) recovery	(28)	(26)
Income (loss) after income taxes	133	70
Equity in net income (loss) of unconsolidated subsidiaries	6,972	5,801
Net income	7,105	5,871
Net income (loss) attributed to:
Shareholders and other equity holders	7,105	5,871
Net income	7,105	5,871
JHUSA (Issuer) [Member]
Revenue
Gross premiums	7,782	8,057
Premiums ceded to reinsurers	(3,243)	(6,585)
Net premium income	4,539	1,472
Net investment income (loss)	3,779	14,204
Other revenue	2,042	2,869
Total revenue	10,360	18,545
Contract benefits and expenses
Net benefits and claims	6,478	14,804
Commissions, investment and general expenses	3,451	3,146
Other expenses	212	230
Total contract benefits and expenses	10,141	18,180
Income (loss) before income taxes	219	365
Income tax (expense) recovery	115	54
Income (loss) after income taxes	334	419
Equity in net income (loss) of unconsolidated subsidiaries	1,218	1,344
Net income	1,552	1,763
Net income (loss) attributed to:
Participating policyholders	(4)
Shareholders and other equity holders	1,556	1,763
Net income	1,552	1,763
Other subsidiaries
Revenue
Gross premiums	37,563	34,459
Premiums ceded to reinsurers	(3,031)	(3,014)
Net premium income	34,532	31,445
Net investment income (loss)	8,440	21,727
Other revenue	9,605	12,884
Total revenue	52,577	66,056
Contract benefits and expenses
Net benefits and claims	28,467	44,293
Commissions, investment and general expenses	14,419	13,573
Other expenses	1,946	1,880
Total contract benefits and expenses	44,832	59,746
Income (loss) before income taxes	7,745	6,310
Income tax (expense) recovery	(1,300)	(1,223)
Income (loss) after income taxes	6,445	5,087
Equity in net income (loss) of unconsolidated subsidiaries	1,552	1,763
Net income	7,997	6,850
Net income (loss) attributed to:
Non-controlling interests	255	250
Participating policyholders	(448)	(545)
Shareholders and other equity holders	8,190	7,145
Net income	$ 7,997	$ 6,850